Share Based Compensation - Additional Information (Details) - CNY (¥)	1 Months Ended			5 Months Ended	12 Months Ended			144 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Mar. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					¥ 454,552
Share options granted					6,869,069	1,726,988
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years
Share-based compensation expense					¥ 164,268
Number of shares, granted					2,980,591
Unrecognized compensation expense					¥ 1,323			¥ 1,323
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					290,284
Total unrecognized compensation expenses related to options for the future period					¥ 326,412			¥ 326,412
Unrecognized compensation expenses, weighted average recognition period					2 years 5 months 26 days
2016 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	16,500
2016 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years
Share-based compensation expense				¥ 0
Share options expiration period								10 years
2016 Plan | Stock Options | Performance Condition (IPO Condition)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted		6,343,363	6,343,363			1,726,988	4,074,384
2016 Plan | Stock Options | Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted					525,706
2016 Plan | Class A Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares issued									21,920,964
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted			2,964,091
2021 Plan | Class A Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares issued									6,021,619